Financial risk management - Disclosure of maturity analysis for financial liabilities and derivatives (Details) - GBP (£) £ in Millions	Mar. 31, 2024	Mar. 31, 2023
Non-derivative financial liabilities
Lease liabilities	£ (1,010)	£ (916)
Less than 1 year
Non-derivative financial liabilities
Lease liabilities	(133)	(118)
Liquidity risk
Non-derivative financial liabilities
Borrowings, excluding lease liabilities	(45,386)	(41,635)
Interest payments on borrowings	(21,580)	(18,913)
Lease liabilities	(1,010)	(916)
Other non-interest-bearing liabilities	(4,173)	(4,648)
Contingent consideration	0	(19)
Derivative financial assets
Financial liabilities	(73,686)	(67,910)
Liquidity risk | Derivative contracts – receipts
Derivative financial assets
Derivative financial assets	8,716	9,502
Liquidity risk | Derivative contracts – payments
Derivative financial assets
Derivative financial assets	(8,436)	(9,257)
Liquidity risk | Commodity derivatives - receipts
Derivative financial assets
Derivative financial assets	32	59
Liquidity risk | Commodity derivatives - payments
Derivative financial assets
Derivative financial assets	(15)	(20)
Liquidity risk | Derivative contracts – receipts
Derivative financial liabilities
Derivative financial liabilities	16,494	13,073
Liquidity risk | Derivative contracts – payments
Derivative financial liabilities
Derivative financial liabilities	(18,229)	(14,984)
Liquidity risk | Commodity derivatives - receipts
Derivative financial liabilities
Derivative financial liabilities	11	21
Liquidity risk | Commodity derivatives - payments
Derivative financial liabilities
Derivative financial liabilities	(110)	(173)
Liquidity risk | Less than 1 year
Non-derivative financial liabilities
Borrowings, excluding lease liabilities	(4,480)	(2,433)
Interest payments on borrowings	(1,505)	(1,220)
Lease liabilities	(133)	(118)
Other non-interest-bearing liabilities	(3,715)	(4,232)
Contingent consideration	0	(19)
Derivative financial assets
Financial liabilities	(10,332)	(8,309)
Liquidity risk | Less than 1 year | Derivative contracts – receipts
Derivative financial assets
Derivative financial assets	1,927	4,757
Liquidity risk | Less than 1 year | Derivative contracts – payments
Derivative financial assets
Derivative financial assets	(1,884)	(4,679)
Liquidity risk | Less than 1 year | Commodity derivatives - receipts
Derivative financial assets
Derivative financial assets	23	48
Liquidity risk | Less than 1 year | Commodity derivatives - payments
Derivative financial assets
Derivative financial assets	(9)	(11)
Liquidity risk | Less than 1 year | Derivative contracts – receipts
Derivative financial liabilities
Derivative financial liabilities	5,583	1,174
Liquidity risk | Less than 1 year | Derivative contracts – payments
Derivative financial liabilities
Derivative financial liabilities	(6,068)	(1,461)
Liquidity risk | Less than 1 year | Commodity derivatives - receipts
Derivative financial liabilities
Derivative financial liabilities	8	11
Liquidity risk | Less than 1 year | Commodity derivatives - payments
Derivative financial liabilities
Derivative financial liabilities	(79)	(126)
Liquidity risk | In 1 to 2 years
Non-derivative financial liabilities
Borrowings, excluding lease liabilities	(2,627)	(2,722)
Interest payments on borrowings	(1,442)	(1,244)
Lease liabilities	(118)	(102)
Other non-interest-bearing liabilities	(458)	(416)
Contingent consideration	0	0
Derivative financial assets
Financial liabilities	(5,167)	(4,809)
Liquidity risk | In 1 to 2 years | Derivative contracts – receipts
Derivative financial assets
Derivative financial assets	311	701
Liquidity risk | In 1 to 2 years | Derivative contracts – payments
Derivative financial assets
Derivative financial assets	(312)	(676)
Liquidity risk | In 1 to 2 years | Commodity derivatives - receipts
Derivative financial assets
Derivative financial assets	8	11
Liquidity risk | In 1 to 2 years | Commodity derivatives - payments
Derivative financial assets
Derivative financial assets	(5)	(6)
Liquidity risk | In 1 to 2 years | Derivative contracts – receipts
Derivative financial liabilities
Derivative financial liabilities	2,993	2,154
Liquidity risk | In 1 to 2 years | Derivative contracts – payments
Derivative financial liabilities
Derivative financial liabilities	(3,496)	(2,483)
Liquidity risk | In 1 to 2 years | Commodity derivatives - receipts
Derivative financial liabilities
Derivative financial liabilities	3	9
Liquidity risk | In 1 to 2 years | Commodity derivatives - payments
Derivative financial liabilities
Derivative financial liabilities	(24)	(35)
Liquidity risk | In 2 to 3 years
Non-derivative financial liabilities
Borrowings, excluding lease liabilities	(3,036)	(2,614)
Interest payments on borrowings	(1,386)	(1,148)
Lease liabilities	(97)	(86)
Other non-interest-bearing liabilities	0	0
Contingent consideration	0	0
Derivative financial assets
Financial liabilities	(4,705)	(4,159)
Liquidity risk | In 2 to 3 years | Derivative contracts – receipts
Derivative financial assets
Derivative financial assets	3,993	745
Liquidity risk | In 2 to 3 years | Derivative contracts – payments
Derivative financial assets
Derivative financial assets	(3,935)	(719)
Liquidity risk | In 2 to 3 years | Commodity derivatives - receipts
Derivative financial assets
Derivative financial assets	1	0
Liquidity risk | In 2 to 3 years | Commodity derivatives - payments
Derivative financial assets
Derivative financial assets	(1)	(3)
Liquidity risk | In 2 to 3 years | Derivative contracts – receipts
Derivative financial liabilities
Derivative financial liabilities	2,672	2,381
Liquidity risk | In 2 to 3 years | Derivative contracts – payments
Derivative financial liabilities
Derivative financial liabilities	(2,909)	(2,705)
Liquidity risk | In 2 to 3 years | Commodity derivatives - receipts
Derivative financial liabilities
Derivative financial liabilities	0	1
Liquidity risk | In 2 to 3 years | Commodity derivatives - payments
Derivative financial liabilities
Derivative financial liabilities	(7)	(11)
Liquidity risk | More than 3 years
Non-derivative financial liabilities
Borrowings, excluding lease liabilities	(35,243)	(33,866)
Interest payments on borrowings	(17,247)	(15,301)
Lease liabilities	(662)	(610)
Other non-interest-bearing liabilities	0	0
Contingent consideration	0	0
Derivative financial assets
Financial liabilities	(53,482)	(50,633)
Liquidity risk | More than 3 years | Derivative contracts – receipts
Derivative financial assets
Derivative financial assets	2,485	3,299
Liquidity risk | More than 3 years | Derivative contracts – payments
Derivative financial assets
Derivative financial assets	(2,305)	(3,183)
Liquidity risk | More than 3 years | Commodity derivatives - receipts
Derivative financial assets
Derivative financial assets	0	0
Liquidity risk | More than 3 years | Commodity derivatives - payments
Derivative financial assets
Derivative financial assets	0	0
Liquidity risk | More than 3 years | Derivative contracts – receipts
Derivative financial liabilities
Derivative financial liabilities	5,246	7,364
Liquidity risk | More than 3 years | Derivative contracts – payments
Derivative financial liabilities
Derivative financial liabilities	(5,756)	(8,335)
Liquidity risk | More than 3 years | Commodity derivatives - receipts
Derivative financial liabilities
Derivative financial liabilities	0	0
Liquidity risk | More than 3 years | Commodity derivatives - payments
Derivative financial liabilities
Derivative financial liabilities	£ 0	£ (1)